Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill (in Dollars)	$ 744,000		$ 744,000	$ 744,000
Goodwill, Impairment Loss (in Dollars)				66,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)			9,156,000
Operating Leases, Future Minimum Payments Receivable, Current (in Dollars)			5,278,000
Operating Leases, Future Minimum Payments Receivable, in Two Years (in Dollars)			2,004,000
Operating Leases, Future Minimum Payments Receivable, in Three Years (in Dollars)			991,000
Operating Leases, Future Minimum Payments Receivable, in Four Years (in Dollars)			555,000
Operating Leases, Future Minimum Payments Receivable, in Five Years (in Dollars)			239,000
Operating Leases, Future Minimum Payments Receivable, Thereafter (in Dollars)			89,000
Accounts Receivable, Gross (in Dollars)			278,000
Digital Display Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill (in Dollars)			$ 744,000